LONG-TERM LOANS FROM BANKS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Year One [Member]	Dec. 31, 2013 Year Two [Member]	Dec. 31, 2013 Year Three [Member]	Dec. 31, 2013 Year Four And Thereafter [Member]	Dec. 31, 2013 Credit facility [Member] ILS	Dec. 31, 2013 Company and its subsidiaries [Member]
Minimum ratio of shareholders' equity to consolidated assets	20.00%
Minimum shareholders' equity	$ 20,000					50,000
Maximum debt ratio		4.2	3.5	3.0	2.5	5.5	4.00
Minimum ratio of annual EBITDA to current maturities						1.00%